INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Instruments

Current and non-current investments (in millions)	Dec 31 2023	Dec 31 2022	Dec 31 2021
Equity securities at FVPL	10	10	—
Debt securities held at amortized cost	84	109	—
Total investments, current	$94	$119	$—
Debt securities held at amortized cost	41	98	—
Total investments, non-current	$41	$98	$—
Total	$135	$217	$—
Total equity includes share capital, reserves and retained earnings as shown in the consolidated balance sheet.

(in millions)	2023	2022	2021
Net cash	72	528	853
Total equity	—	51	203
	$72	$579	$1,056

Schedule of Financial Assets at Fair Value
The Group’s only financial instruments which are measured at fair value are equity securities at FVPL. The fair value of equity securities at FVPL is based on quoted market prices on the measurement date. The following tables categorize the Group’s financial assets measured at fair value by valuation methodology used in determining their fair value:

At December 31, 2023 (in millions)	Level 1	Level 2	Level 3	Total
Equity securities at FVPL	$10	$—	$—	$10

At December 31, 2022 (in millions)	Level 1	Level 2	Level 3	Total
Equity securities at FVPL	$10	$—	$—	$10